Other Non-Current Assets (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Non-current inventories		$ 117	$ 99
Surplus in employees' defined benefit plans		78	73
Financial derivatives		57	15
Investments in equity-accounted investees		29	30
Lease rights		0	102
Financial asset at amortized cost	[1]	0	59
Other		5	9
Total other non-current assets		$ 286	$ 387

[1]	See Note 8B.